Principal accounting policies	12 Months Ended
Dec. 31, 2019
Principal accounting policies
Principal accounting policies

2.     Principal accounting policies

(a)   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the U.S. GAAP to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)   Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs economic performance, and also the Company’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. Beijing Huanju Shidai, Bilin Changxiang, Huya Technology, 100 Edu Technology, BaiGuoYuan Technology, Guangzhou Wangxing and ultimately the Company hold all the variable interests of the VIEs and have been determined to be the primary beneficiary of the VIEs.

The Company deconsolidates its subsidiaries or business in accordance with ASC 810 as of the date the Company ceased to have a controlling financial interest in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling interest, and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

2.     Principal accounting policies (continued)

(c)   Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, mezzanine equity and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Actual results could differ materially from such estimates. The Company believes that the assessment of whether the Group acts as a principal or an agent in different revenue streams, classification of perpetual items versus consumable items under item-based model, the determination of estimated selling prices of multiple elements revenue contracts, income taxes, allowances for doubtful accounts, determination of share-based compensation expenses, purchase price allocation in a business combination, impairment assessment of goodwill, long-lived assets and intangible assets, tax considerations for earnings retained in the Group’s VIEs, assessment on the probability of performance condition affiliated in equity-classified award under ASC 718 that affect vesting, determination of the fair value of derivative liabilities arising from Huya’s Preferred Shares prior to Huya’s IPO, subsequent adjustment due to significant observable price change for the equity investments without readily determinable fair values and not accounted for by the equity method, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)   Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, British Virgin Islands, Hong Kong, Singapore, United States and India is United States dollar (“US$”), while the functional currency of the other entities and VIEs in the Group is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of comprehensive income.

(e)   Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB 6.9618 on December 31, 2019 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

2.     Principal accounting policies (continued)

(f)   Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents.

In November 2016, the FASB issued new guidance related to the classification of restricted cash in the statement of cash flows. The new standard requires that a statement of cash flows explain any change during the year in total cash, cash equivalents, and restricted cash. The new standard is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively. The Company adopted the new standard during the beginning of 2018 and applied the standard retrospectively for all periods presented. Cash, cash equivalents, restricted cash and restricted short-term deposits presented on the consolidated statements of cash flows included cash, cash equivalents, restricted cash and restricted short-term deposits in the consolidated balance sheets. As of December 31, 2018, cash, cash equivalents, restricted cash and restricted short-term deposits presented in the consolidated statement of cash flows is RMB6,004,231, including cash and cash equivalents of RMB6,004,231 in the consolidated balance sheets. As of December 31, 2019, cash, cash equivalents, restricted cash and restricted short-term deposits presented in the consolidated statement of cash flows is RMB4,551,464, including cash and cash equivalents of RMB3,893,538, restricted cash of RMB4,892 and restricted short-term deposits of RMB653,034 in the consolidated balance sheets, respectively.

(g)   Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

(h)   Long-term deposits

Long-term deposits represent time deposits placed with banks with original maturities more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

(i)   Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

(j)   Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

2.     Principal accounting policies (continued)

(j)   Accounts receivable (continued)

The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, Group makes specific bad debt provisions based on any specific knowledge Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require Group to use substantial judgment in assessing its collectability.

(k)   Financing receivables

Financing receivables represent receivables derived from finance business, including micro-credit personal loans and corporate loans. Financing receivables are recorded at amortized cost, reduced by a valuation allowance estimated as of the balance sheet date. The amortized cost is equal to the unpaid principal amount, accrued interest receivables and net deferred origination costs. The origination costs are the direct costs attributable to originating the financing charged by third-party companies. The cash flows related to the principal of finance business are included in the investing activities category in the consolidated statement of cash flows.

Micro-credit personal loans

The Group provides micro loans to qualified individual borrowers. The micro loan periods granted to the borrowers generally range from one month to twelve months.

Corporate loans

The Group provides loans to corporate borrowers mainly through sales-and-leaseback model. Under the sales-and-leaseback arrangement, the Group, who is also the lender, purchases machinery and equipment from lessees, who are also the borrowers, and leases the purchased equipment back to the lessees for a number of years. In a sales-and-leaseback arrangement, the transaction is in substance a collateral financing.

Allowance for financing receivables

The Group assesses the allowance for financing receivables either on an individual or collective basis. The Group estimates and evaluates the allowance amounts and whether such amounts are adequate to cover potential losses, and periodic reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding portfolio of debts. The estimate is based on a pooled basis due to the composition of homogeneous financing with similar size and general credit risk characteristics for similar finance businesses. The Group considers the credit worthiness of the individuals and the companies receiving financing, aging of the outstanding financing receivables, value of the collateral assets and other specific circumstances related to the financing when determining the allowance for financing receivables.

Financing receivables are placed on non-accrual status upon reaching 90 days past due or when reasonable doubt exists in timely collection of the financing receivables. When a financing receivable is placed on non-accrual status, the Group stops accruing financing income. Financing receivable is returned to accrual status if the related individual or company has performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make period principal and financing income payments as scheduled.

2.    Principal accounting policies (continued)

(l)   Investments

ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The new guidance requires modified retrospective application to all outstanding instruments beginning January 1, 2018, with a cumulative effect adjustment recorded to opening accumulated deficit as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value would be applied prospectively. The Group adopted the new financial instruments accounting standard from January 1, 2018. Following the adoption of this guidance, accumulated fair value gain, amounting to RMB87.8 million, was reclassified from accumulated other comprehensive loss to retained earnings as of January 1, 2018.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Equity Investments without Readily Determinable Fair Values

After the adoption of this new accounting standard, the Group elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.

Equity Investments Accounted for Using the Equity Method

The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

2.    Principal accounting policies (continued)

(m)  Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

		Residual
	Estimated useful lives	rate
Buildings	40 years	0%
Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Decoration of buildings	10 years	0%
Motor vehicles	4 years	0%-5%
Furniture, fixture and office equipment	3-5 years	0%-5%

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use.

(n)  Business combinations

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of consideration of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

2.    Principal accounting policies (continued)

(o)   Intangible assets

Intangible assets mainly consist of trademark, user bases, non-compete agreement, operating rights, software, domain names, technology, license and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Trademark	10 years
User bases	3 years
License	15 years
Non-compete agreement	1 year
Operating rights	Shorter of the economic life or contract terms
Software	1-5 years
Domain names	15 years
Technology	5 years
Others	Shorter of the economic life or contract terms

(p)  Land use rights

Land use rights are carried at cost less accumulated amortization. Amortization of the land use rights is made on straight-line basis over 40 years from the date when the Group first obtained the land use rights certificate from the local authorities.

(q)  Impairment of long-lived assets

For long-lived assets other than investments and goodwill whose impairment policy is discussed elsewhere in the financial statements, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group tests impairment of long-lived assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The impairment charges of long-lived assets recorded in general and administrative expenses for the years ended December 31, 2017, 2018 and 2019 were amounting to nil, nil and RMB8,408, respectively.

(r)   Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business.

2.    Principal accounting policies (continued)

(s)  Annual test for impairment of goodwill

Goodwill assessment for impairment is performed on at least an annual basis in the fourth quarter or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of each reporting unit.

(t)  Convertible bonds

The Group determines the appropriate accounting treatment of its convertible bonds in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Interest expenses are recognized in the statement of comprehensive income in the period in which they are incurred.

2.    Principal accounting policies (continued)

(u)   Mezzanine equity and non-controlling interests

Mezzanine equity

For the Company’s majority-owned subsidiaries and consolidated VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity.

In accordance with ASC subtopic 480-10, the Group calculated, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interests to their estimated redemption value over the period from the date of acquisition to the earliest redemption date of the non-controlling interests and (ii) the amount of net (loss) profit attributable to non-controlling shareholders of certain subsidiaries based on their ownership percentage. The carrying value of the non-controlling interests as mezzanine equity was adjusted by an accumulative amount equal to the higher of (i) and (ii).

Each type of increase in carrying amount shall be recorded as charges against retained earnings or, in the absence of retained earnings, by charges against additional paid-in capital.

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

(v)   Revenue

Revenue recognition and significant judgments

For the year ended December 31, 2018, revenue presentation has been changed to live streaming and others to better reflect the way the Group generates revenues. The revenue presentation for the years ended December 31, 2017 is also retrospectively changed to be consistent with the year ended December 31, 2018. Revenues from live streaming are mainly generated from YY platform, Huya platform and Bigo platform. Other revenues are mainly generated from online games, membership, online education, advertising and finance business. Disaggregated revenues are disclosed in Note 32 “Segment Reporting”.

On January 1, 2018, the Group adopted ASC 606, “Revenue from Contracts with Customers” using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Group’s historic accounting under Topic 605. Based on the Group’s assessment, the adoption of ASC 606 did not result in any adjustment on the Group’s consolidated financial statements, and there were no material differences between the Group’s adoption of ASC 606 and its historic accounting under ASC 605.

Revenues are recognized when control of the promised virtual items or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those virtual items or services.

The Group has a recharge system for users to purchase the Group’s virtual currency. Users can recharge via various online payment platforms provided by third parties. Virtual currency is non-refundable and without expiry. As the virtual currency is often consumed soon after it is purchased based on history of turnover, the Group considers the impact of the breakage amount for virtual currency coupons is insignificant. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated.

2.    Principal accounting policies (continued)

(v)   Revenue (continued)

(i)    Live streaming

Live streaming mainly consists of YY platform, Huya platform and Bigo platform. It generates revenue from sales of virtual items in the platforms. Users can access the platforms and view the live streaming content showed by the performers. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with performers and talent agencies in accordance with their revenue sharing arrangements. Those performers who do not have revenue sharing arrangements with the Group are not entitled to any revenue sharing fee.

The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports live streaming revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to performers and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.

The Group designs, creates and offers various virtual items for sales to users with pre-determined selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to performers to show support for their favorite performers, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time. Accordingly, live streaming revenue is recognized immediately when the consumable virtual item is used, or in the case of time-based virtual items, revenue is recognized ratably over the fixed period on a straight-line basis. The Group does not have further obligations to the user after the virtual items are consumed immediately or after the stated period of time for time-based items.

The Group may also enter into contracts that can include various combinations of virtual items, which are generally capable of being distinct and accounted for as separate performance obligations, such as the noble member program. Judgments are required as follow: 1) determining whether those virtual items are considered distinct performance obligations that should be accounted for separately versus together, 2) determining the standalone selling price for each distinct performance obligation, and 3) allocating of the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. Certain virtual items are provided to customers over time and have the same pattern of transfer to customers. The Group exercises judgement in determining the number of distinct performance obligations by accounting for services that have the same pattern of transfer to customers as a single performance obligation. In instances where standalone selling price is not directly observable as the Group does not sell the virtual item separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation.

As the Group’s live streaming virtual items are generally sold without right of return and the Group does not provide any other credit and incentive to its users, therefore accounting of variable consideration when estimating the amount of revenue to recognize is not applicable to the Group’s live streaming business.

(ii)   Others

Other revenues mainly generated from online games, membership, online education, advertising and finance business.

2.    Principal accounting policies (continued)

(v)   Revenue (continued)

(1)   Online games revenues

The Group generates revenues from offering virtual items in online games developed by third parties or the Group itself to game players. Historically, the majority of online games revenues for the three years ended December 31, 2017, 2018 and 2019 were derived from third parties developed games.

Users play games through the Group’s platform free of charge and are charged for purchases of virtual items, including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games.

Pursuant to contracts signed between the Group and the respective game developers, game developers own the games’ copyrights and other intellectual property, and take primary responsibilities of game development and game operation, including designing, developing and updating of the games related to game content, pricing of virtual items, providing ongoing updates of new contents and bug fixing. The Group’s responsibilities under the agreements with the game developers to offer certain standard promotions that include providing access to the platform, announcing the new games to users on the platform, and occasional advertising on the Group’s platforms. Therefore, revenues derived from third party developed games are recorded on a net basis, net of the amount paid to game developers.

Given that third party developed games are managed and administered by the third party game developers, the Group does not have access to the data on the consumption details such as when the game token is spent on the virtual items or the types of virtual items (consumable or perpetual items) purchased by each individual game player. However, the Group maintains historical data on timing of the conversion of its virtual currency into game specific tokens and the amount of purchases of game tokens. The Group believes that its responsibility to the game developers correspond to the game developers’ services to the users. The Group has adopted a policy to recognize revenues relating to game tokens for third party developed games over the estimated user relationship period with the Group on a game-by-game basis, which is approximately one to six months for the periods presented. Future usage patterns may differ from historical usage patterns and therefore the estimated user relationship period with the Group may change in the future.

The estimated user relationship period is based on data collected from those users who have acquired game tokens. To estimate the user relationship period, the Group maintains a system that captures the following information for each user: (a) the frequency that users log into each game via the Group’s platform, and (b) the amount and the timing of when the users convert or charge his or her game tokens. The Group estimates the user relationship period for a particular game to be the date a player purchases or converts from virtual currency to a game token through the date the Group estimates the user plays the game for the last time. This computation is performed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game payments of each month are recognized over the user relationship period estimated for that game.

The consideration of user relationship period with each online game is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationship period for each game on a quarterly basis. Any adjustments arising from changes in the user relationship period as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

2.    Principal accounting policies (continued)

(v)   Revenue (continued)

(2)   Membership

The Group operates a membership subscription program where subscription members can have enhanced user privileges when using YY Client and live streaming channels. The membership fee is collected up-front from subscribers. The receipt of the revenue is initially recorded as deferred revenue and revenue is recognized ratably over the period of the subscription when services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as long-term deferred revenue.

(3)   Online education revenues

Educational programs and services consist of vocational training, language training courses and K-12 afterschool education courses. The course fee is generally paid in advance and is initially recorded as deferred revenue. Revenue for regular courses is recognized proportionately as the classes are attended, and is reported net of scholarships and course fee refunds. Students are entitled to one trial class of the purchased course and course fee is fully refundable if a student decides not to take the remaining course after the trial class. No refund will be provided to a student who withdraws from a course after the trial period, and revenue is recognized for the amount collected. Course fee refunds were insignificant over the period presented.

In addition to regular courses, the Group also provides a package of several regular courses to students, which has individual fair value in the market. Pursuant to the applicable accounting guidance, the Group has accounted for these course packages as a multiple-element arrangement because each individual course qualifies as a single unit of accounting, and allocated the course fee from the course package to each individual course in the package based on its standalone selling price. The Group recognizes revenue equal to the fair value allocated to individual courses proportionately as the classes are attended.

Students are granted a right to retake the courses at a substantial discount in the circumstances where the students fail to achieve certain score targets for some specific courses. The discount arrangement has a stand-alone value and qualifies as a separate unit of accounting under U.S. GAAP. Therefore, the Group has accounted for those courses as a multiple-element arrangement and allocated a portion of the initial course fee to the substantial discount based on a breakage rate. The breakage rate is determined based on our historical data. The amount allocated to the substantial discount is deferred and recognized as revenue upon the expiration of the retaking right, which is generally six months after the end of the initial course term.

The Group also sells pre-paid cards primarily to distributors. Pre-paid card sales represent prepaid service fees received from students for online courses. The prepaid service fee is recorded as deferred revenue upon receiving the upfront cash payment. Revenue is recognized on a gross basis based on the selling price of the distributors to the students and is recognized over the period the online course is available to the students, which generally is from the enrolment date to the completion of the relevant professional examination date.

(4)   Advertising revenues

The Group primarily generates advertising revenues from sales of various forms of advertising and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. Advertisements on the Group’s platforms are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

2.    Principal accounting policies (continued)

(v)  Revenue (continued)

The Group enters into advertising contracts directly with advertisers or third-party advertising agencies that represent advertisers. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 1 to 3 months. Both third-party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the advertising contracts generally do not include a significant financing component. The primary purpose of the credits terms is to provide customers with simplified and predictable ways of purchasing the Group’s advertising services, not to receive financing from its customers or to provide customers with financing.

Certain customers may receive sales incentives in the forms of discounts and rebates to advertisers or advertising agencies based on purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to customers considering the contracted rebate rates and estimated sales volume based on historical experience, and reduce revenues recognized. The Group believes that there will not be significant changes to the estimates of variable consideration.

(5)   Financing revenues

The Group generates revenues from micro-credit personal loans provided to individual borrowers and corporate loans to corporate customers. The Group recognizes financing income related to those services over the life of the underlying financing using the effective interest method on unpaid principal amounts after net of loan origination cost.

The Group does not accrue financing revenues when a financing receivables is placed on non-accrual status. Financing revenues will be recognized when cash is received on a cash basis cost recovery method by applying first to reduce principal and then to interests thereafter.

Contract balances

The Group collects accounts receivable from various online payment platforms, distribution platforms and advertising customers. The allowance for doubtful accounts reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The Group determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The activity in the allowance for doubtful accounts for the periods presented is disclosed and detailed in Note 8.

The opening balance of accounts receivable was RMB153,944 as of January 1, 2018. As of December 31, 2018 and 2019, accounts receivable were RMB198,428 and RMB762,018, respectively. During the years ended December 31, 2017, 2018 and 2019, the Group recognized an addition of RMB3,049, and an addition of RMB1,198 and an addition of RMB117 of allowance for accounts receivable, respectively.

Contract liabilities primarily consists of deferred revenue for unconsumed virtual items and unamortized revenue from virtual items in the Group’s platforms, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

The opening balance of deferred revenue related to live streaming business as of January 1, 2018 was RMB682,613. As of December 31, 2018 and 2019, deferred revenue related to live streaming business were RMB922,774 and RMB1,398,320 respectively. During the years ended December 31, 2018 and 2019, the Group recognized revenue of live streaming business amounted to RMB637,346 and RMB842,040, respectively, that was included in the corresponding contract liability balance at the beginning of the periods.

The opening balance of deferred revenue related to other revenue as of January 1, 2018 was RMB133,149. As of December 31, 2018 and 2019, deferred revenue related to other revenue were RMB120,552 and RMB185,529, respectively. During the years ended December 31, 2018 and 2019, the Group recognized revenue of other revenue amounted to RMB120,698 and RMB109,576, respectively, that was included in the corresponding contract liability balance at the beginning of the periods.

2.    Principal accounting policies (continued)

(v)  Revenue (continued)

During the years ended December 31, 2017, 2018 and 2019, the Group does not have any arrangement where the performance obligations have already been satisfied in the past year, but the corresponding revenue is recognized in a later year.

As of December 31, 2019, the aggregate amount of the transaction price allocated to the remaining performance obligation is RMB1,583,849 the Group expects to recognize RMB1,343,308 performance obligation as revenue in 2020, the remaining performance obligation is expected to be recognized as revenue in 2021 and after years. However, the amount and timing of revenue recognition is largely driven by customer usage, which can extend beyond the original contractual term.

(w)  Advances from customers and deferred revenue

Advances from customers primarily consist of prepayments from users in the form of the Group’s virtual currency that are not yet consumed or converted into game tokens, and upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described above.

Deferred revenue primarily consists of the unamortized game tokens, prepaid subscriptions under the membership program and unamortized revenue from virtual items in various channels in the Group’s platforms, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

(x)  Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues primarily consists of (i) revenue sharing fees and content costs, including payments to various channel owners and performers, and content providers, (ii) bandwidth costs, (iii) payment handling costs, (iv) salary and welfare, (v) technical service fee, (vi) depreciation and amortization expense for servers, other equipment and intangibles directly related to operating the platform, (vii) share-based compensation, (viii) other taxes and surcharges, and (ix) other costs.

The Group was subject to cultural development fee at a tax rate of 3% on service income from provision of advertising services in the PRC. The Group was also subject to surcharges of VAT, which are calculated based on 12% of the VAT paid for the years ended December 31, 2017, 2018 and 2019.

The Group reported other taxes and surcharges, and cultural development fees in cost of revenues.

Based on the Group’s corporate structure and the contractual arrangements among the Group’s PRC subsidiaries, the Group’s VIEs and their shareholders, the Group is effectively subject to 6%, 9% or 13% VAT and related surcharges on revenues generated by the Group’s subsidiaries based on the Group’s contractual arrangements entered into with the Group’s VIEs.

2.    Principal accounting policies (continued)

(y)   Research and development expenses

Research and development expenses primarily consist of (i) salary and welfare for research and development personnel, (ii) share-based compensation for research and development personnel, (iii) depreciation of office premise and servers utilized by research and development personnel, and (iv) rental expenses. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Group recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Group has not capitalized any costs related to internal use software during the years ended December 31, 2017, 2018 and 2019, respectively.

(z)  Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) advertising and market promotion expenses, (ii) amortization of intangible assets from business acquisitions, and (iii) salary and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to approximately RMB621,771, RMB1,065,866 and RMB2,981,328 during the years ended December 31, 2017, 2018 and 2019, respectively.

(aa)General and administrative expenses

General and administrative expenses primarily consist of (i) share-based compensation for management and administrative personnel, (ii) salary and welfare for general and administrative personnel, (iii) impairment charge, and (iv) professional service fees.

(bb)Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statements of comprehensive income amounted to RMB214,848, RMB286,139 and RMB509,375 for the years ended December 31, 2017, 2018 and 2019, respectively.

(cc) Share-based compensation

The Group grants stock-based award, such as, but not limited to, share options, restricted shares, restricted share units of the Company, share option, restricted share units and ordinary shares of the Company’s subsidiaries to eligible employees, officers, directors, and non-employee consultants.

2.    Principal accounting policies (continued)

(cc) Share-based compensation (continued)

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related share-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates. The Group also granted share options, restricted shares and restricted share units to non-employees, which are also initially accounted for as equity-classified awards. Awards granted to non-employees are initially measured at fair value on the grant date and periodically remeasured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are remeasured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and share-based awards are vested. Changes in fair value between the interim reporting dates are recorded in consistent with the method used in recognizing the original compensation costs.

For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Group is estimating the quantity of awards that will vest. Compensation cost will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment, unless on certain situations, the Group may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs.

ASU 2017-09, Compensation—Stock Compensation (Topic 718), Scope of Modification Accounting, provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718.

An entity should account for the effects of a modification unless all the followings are met:

-     The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification.

-     The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified.

-     The classification of the modified award as an equity instrument or a liability instrument is the same as the classification immediately before the original award is modified.

The current disclosure requirements in Topic 718 apply regardless of whether an entity is required to apply modification accounting under the amendments in this ASU 2017-09.

The Group adopted these amendments to Subtopic 718-10 and there was no impact on the consolidated financial statements for the years presented.

2.    Principal accounting policies (continued)

(cc) Share-based compensation (continued)

The Group’s share-based awards mainly include share-based awards of JOYY as well as share-based awards of Huya, details of which are disclosed in Note 25. Fair value determination of these share-based awards is summarized as below:

(1) Restricted share units

In determining the fair value of restricted share units granted, the fair value of the underlying shares of JOYY on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of YY in the Nasdaq Global Select Market

The fair value of restricted share units of Huya is determined with reference to stock price of Huya in the NYSE.

(2) Share options

In determining the fair value of share options granted, a binomial option-pricing model is applied. The determination of the fair value is affected by the stock price of YY in the Nasdaq Global Select Market, as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends.

The Group uses the similar meth in determining the fair value of share options granted by Huya.

(3) Restricted shares

Upon the acquisition of Bigo, Class A common shares are issued for the replacement awards to Bigo's employees to replace their original share-based awards, namely restricted shares. In determining the fair value of restricted share granted to Bigo's employees, the fair value of the underlying shares of JOYY on the grant dates is applied. The grant date fair value of restricted shares is based on stock price of YY in the Nasdaq Global Select Market.

(4) Huya’s ordinary shares

Prior to the IPO, in determining the fair value of the ordinary shares of Huya granted, a combination of discounted cash flow method (“DCF”) under income approach and guideline companies method (“GCM”) under market approach is applied, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. DCF method of the income approach involves applying appropriate weighted average cost of capital, or WACC, to discount the future cash flows forecast, based on the Group’s best estimates as of the valuation date, to present value. The WACC was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systematic risk factors. GCM was also adopted under the market approach to arrive at an equity valuation for Huya. GCM employs trading multiples method of selected public comparable companies including trailing and leading Enterprise Value/Revenue multiples. Based on the Huya’s current stage of development and the conceptual strength of the income approach, 50% weight was assigned to each of the income approach and the market approach for the valuation date.

Upon the completion of Huya’s initial public offering, the fair value of Huya’s ordinary shares is determined with reference to stock price of Huya in the NYSE.

(dd)  Other income

Other income primarily consists of government grants which represent cash subsidies received from the PRC government by the Group entities. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as operating income.

2.    Principal accounting policies (continued)

(ee)  Leases

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. On January 1, 2019, the Company adopted ASU No. 2016-02 (Topic 842) "Leases" using the optional transition method. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases. A contract is or contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. The Company determines whether a contract conveys the right to control the use of an identified asset for a period of time by assessing whether the Company has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset.

The main impact of the adoption of the standard is that assets and liabilities amounting to RMB145.2 million and RMB141.2 million, respectively, are recognized beginning January 1, 2019 for leased office space with terms of more than 12 months. The Company accounts for short-term leases with terms less than 12 months in accordance with ASC 842-20-25-2 to recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The adoption of the standard did not have a significant impact on the Group's consolidated financial statements.

Operating leases are included in operating lease right-of-use assets, current lease liabilities and non-current lease liabilities on the consolidated balance sheets.

(i) Right-of-use assets

Right-of-use assets, which mainly comprise of office lease, are initially measured at the present value of the lease payments. Amortization of the right-of-use assets is made over the lease term on a generally straight-line basis.

(ii) Lease liabilities

Lease liabilities are lessees' obligations to make the lease payments arising from a lease, measured on a discounted basis.

As a lessee, the weighted average remaining lease terms of the right-of-use assets was 2.79 years and the discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. In that case, the lessee is required to use its incremental borrowing rate. A weighted average incremental borrowing rate of 4.98% was adopted at commencement date in determining the present value of lease payments.

For the year ended December 31, 2019, operating lease cost and short-term lease cost were RMB117,066 and RMB56,557, respectively. There were no other lease cost other than operating lease cost and short-term lease cost for the year ended December 31, 2019. For the year ended December 31, 2019, cash paid for operating leases included in operating cash flows was RMB114,889. For the year ended December 31, 2019, lease liabilities arising from obtaining right-of-use assets was RMB112,917.

2.    Principal accounting policies (continued)

(ee)  Leases (continued)

A maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

Office rental
RMB

2020	122,996
2021	95,307
2022	56,544
2023 and after	25,274
Total undiscounted cash flows	300,121
Less: imputed interest	(21,778)
Present value of lease liabilities	278,343

(ff)  Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of comprehensive income. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Adoption of ASU 2016-16

In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This standard will require entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption. The Group adopted ASU 2016-16 from January 1, 2018 using a modified retrospective transition method. There was no material impact to the Company’s consolidated financial statements.

2.    Principal accounting policies (continued)

(gg) Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

During the years ended December 31, 2017, 2018 and 2019, appropriations to general reserve fund and statutory surplus fund amounted to RMB3,861, RMB39,007, and RMB48,236, respectively.

(hh) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(ii)   Dividends

Dividends are recognized when declared. No dividends on common shares were declared for the years ended December 31, 2017, 2018 and 2019, respectively. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(jj)  Income per share

Basic income per share is computed on the basis of the weighted-average number of common shares outstanding during the period under measurement. Diluted income per share is based on the weighted-average number of common shares outstanding and potential common shares. Potential common shares result from the assumed exercise of outstanding share options, restricted shares and restricted share units or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

2.    Principal accounting policies (continued)

(kk) Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income.

As of December 31, 2018 and 2019, accumulated other comprehensive income/loss of the Group is the foreign currency translation adjustments.

(ll)   Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews segment results when making decisions about allocating resources and assessing performance of the Group.

(mm) Recently issued accounting pronouncements

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company does not expect ASU 2016-13 to have a material impact to the Company’s consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04: Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company does not expect ASU 2017-04 to have a material impact to the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this standard will remove, modify and add certain disclosures under ASC Topic 820, Fair Value Measurement, with the objective of improving disclosure effectiveness. ASU 2018-13 will be effective for the Group’s fiscal year beginning January 1, 2020, with early adoption permitted. The transition requirements are dependent upon each amendment within this update and will be applied either prospectively or retrospectively. The Company does not expect ASU 2018-13 to have a material impact to the Company’s consolidated financial statements.